Note 21 - Financial Instruments - Sensitivity Analysis Schedule Effects on Profit and Loss (Details) - Currency risk [member] $ in Thousands	Dec. 31, 2024 CAD ($)
Canada, Dollars
Statement Line Items [Line Items]
Notional amount denominated	$ (4,271)
Canada, Dollars | Probable scenario [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(296)	[1]
Canada, Dollars | Scenario one increase of ten percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	119
Canada, Dollars | Scenario two increase in twenty percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	465
Canada, Dollars | Scenario one decrease of ten percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(803)
Canada, Dollars | Scenario two decrease in twenty percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(1,437)
United States of America, Dollars
Statement Line Items [Line Items]
Notional amount denominated	(106,021)
United States of America, Dollars | Probable scenario [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(6,587)	[1]
United States of America, Dollars | Scenario one increase of ten percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	3,650
United States of America, Dollars | Scenario two increase in twenty percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	12,181
United States of America, Dollars | Scenario one decrease of ten percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	(19,099)
United States of America, Dollars | Scenario two decrease in twenty percent [member]
Statement Line Items [Line Items]
Increase decrease in profit and loss due to reasonably possible increase in designated risk component	$ (34,738)

[1]	Sensitivity analysis of the scenario probable was measured using as reference the exchange rate, published by the Central Bank of Brazil, on January 31, 2025.